Financial liabilities - Disclosure of the main data and assumptions, Kreos / Claret BSA (Details) € in Thousands	3 Months Ended
	Mar. 31, 2025 EUR (€) € / shares scenario shares	Dec. 31, 2024 EUR (€) € / shares shares
Kreos A & B BSA | Option pricing model | Exercise price per share (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	18.67	18.67
Kreos A & B BSA | Option pricing model | Ordinary share price (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	5.75	6.76
Kreos A & B BSA | Option pricing model | 7-year expiry scenario probability
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.95	0.95
Kreos A & B BSA | Option pricing model | Volatility, expiry
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.517	0.443
Kreos A & B BSA | Option pricing model | Volatility, tender offer
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.517	0.443
Kreos A & B BSA | Option pricing model | Dividend
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0	0
Kreos A & B BSA | Option pricing model | Risk-free rate, expiry
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.024	0.029
Kreos A & B BSA | Option pricing model | Risk-free, tender offer
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.024	0.029
Kreos C BSA
Disclosure Of Warrants Arrangements [Line Items]
Number of outstanding warrants subject to non-market performance condition (in shares) | shares	0	0
Kreos C BSA | Option pricing model | Exercise price per share (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	9.86	9.86
Kreos C BSA | Option pricing model | Ordinary share price (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	5.75	6.67
Kreos C BSA | Option pricing model | 7-year expiry scenario probability
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.95	0.95
Kreos C BSA | Option pricing model | Volatility, expiry
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.517	0.443
Kreos C BSA | Option pricing model | Volatility, tender offer
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.517	0.443
Kreos C BSA | Option pricing model | Dividend
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0	0
Kreos C BSA | Option pricing model | Risk-free rate, expiry
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.024	0.029
Kreos C BSA | Option pricing model | Risk-free, tender offer
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.024	0.029
Kreos A & B & C BSA
Disclosure Of Warrants Arrangements [Line Items]
Number of probability-weighted scenarios | scenario	2
Expiry scenario period, other equity instruments granted	7 years
Kreos A & B BSA
Disclosure Of Warrants Arrangements [Line Items]
Number of outstanding warrants (in shares) | shares	214,198	214,198
Fair value of other equity instruments | €	€ 227	€ 243
Kreos C BSA
Disclosure Of Warrants Arrangements [Line Items]
Number of outstanding warrants (in shares) | shares	405,832	405,832
Fair value of other equity instruments | €	€ 794	€ 923